Business Combination - Schedule of Unaudited Pro Forma Information (Details) - USD ($)		6 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2023	Mar. 31, 2022
Acquisition of 2Game [Member]
Schedule of Unaudited Pro Forma Information [Line Items]
Unaudited pro forma revenue				$ 77,444,155	$ 65,827,057
Unaudited pro forma net				$ 2,140,643	4,586,525
Cash consideration					6,550
Contingent consideration for acquisition	[1]				3,360,848
Total consideration at fair value		$ 3,367,398			$ 3,367,398
Acquisition of Ban Leong [Member]
Schedule of Unaudited Pro Forma Information [Line Items]
Unaudited pro forma revenue		124,335,636	$ 123,898,528
Unaudited pro forma net		(5,842,485)	242,185
Cash consideration			$ 25,716,146
Total consideration at fair value		$ 25,716,146

[1]	As of the acquisition date of 2Game, the fair value of the contingent consideration for acquisition was determined to be $3,360,848, which included approximately $55,000 outperformance consideration. Subsequently, the change of fair value of the contingent consideration for acquisition amounted to a loss $79,441 and $270,615 for the six months ended September 30, 2025 and 2024, respectively. As September 30, 2025, the fair value of contingent consideration for acquisition amounted to $1,121,726. As March 31, 2025, the fair value of contingent consideration for acquisition amounted to $1,121,006.